Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Long Investments 440.1%
Common Stocks 426.4%
Aerospace & Defense 12.1%
Embraer S.A., ADR(1),(2)	15,424	$114,137
Kratos Defense & Security Solutions, Inc.(1),(3)	299,697	4,147,806
L3Harris Technologies, Inc.(3)	3,889	700,409
Lockheed Martin Corp.(3)	5,226	1,771,353
Northrop Grumman Corp.(3)	3,054	923,988
Raytheon Technologies Corp.	8,487	800,579
Virgin Galactic Holdings, Inc.(1),(3)	377,910	5,585,510

		14,043,782

Air Freight & Logistics 3.3%
Atlas Air Worldwide Holdings, Inc.(1)	13,527	347,238
C.H. Robinson Worldwide, Inc.(3)	15,096	999,355
FedEx Corp.	18,216	2,208,872
XPO Logistics, Inc.(1)	6,614	322,433

		3,877,898

Airlines 3.3%
Alaska Air Group, Inc.(3)	6,942	197,639
Delta Air Lines, Inc.(3)	110,282	3,146,345
SkyWest, Inc.(3)	12,725	333,268
Southwest Airlines Co.	5,090	181,255

		3,858,507

Auto Components 0.7%
Aptiv PLC(2),(3)	11,007	541,985
Dana, Inc.(3)	33,116	258,636

		800,621

Automobiles 0.3%
Fiat Chrysler Automobiles N.V.(2),(3)	42,108	302,756

Banks 0.0%
Citigroup, Inc.(3)	1,250	52,650

Beverages 4.3%
Coca-Cola Co. (The)	2,374	105,049
Constellation Brands, Inc., Class A(3)	13,905	1,993,421
PepsiCo, Inc.(3)	24,302	2,918,670

		5,017,140

Biotechnology 1.5%
Acceleron Pharma, Inc.(1),(3)	945	84,927
Alder Biopharmaceuticals, Inc.	6,157	6,157
Deciphera Pharmaceuticals, Inc.(1),(3)	242	9,963
Epizyme, Inc.(1),(3)	225	3,490
Exelixis, Inc.(1)	382	6,578
Gilead Sciences, Inc.(3)	241	18,017
Global Blood Therapeutics, Inc.(1)	359	18,341
Insmed, Inc.(1),(3)	2,661	42,656
Intercept Pharmaceuticals, Inc.(1),(3)	52	3,274
Karyopharm Therapeutics, Inc.(1)	363	6,973
Ligand Pharmaceuticals, Inc.(1)	14,299	1,039,823
Momenta Pharmaceuticals, Inc.(1),(3)	242	6,583
Regeneron Pharmaceuticals, Inc.(1),(3)	382	186,527
Twist Bioscience Corp.(1),(3)	9,154	279,929

		1,713,238

Building Products 1.5%
Armstrong World Industries, Inc.(3)	3,553	282,179
Johnson Controls International PLC(2),(3)	33,345	898,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Building Products
Masco Corp.	16,536	571,650

		1,752,810

Capital Markets 6.8%
Charles Schwab Corp. (The)	3,156	106,105
E*TRADE Financial Corp.(3)	84,360	2,895,235
GAIN Capital Holdings, Inc.	60,317	336,569
Legg Mason, Inc.	65,196	3,184,824
TD Ameritrade Holding Corp.(3)	40,400	1,400,264

		7,922,997

Chemicals 2.4%
Eastman Chemical Co.(3)	2,545	118,546
Olin Corp.(3)	34,344	400,794
Orion Engineered Carbons S.A.(2)	12,700	94,742
PolyOne Corp.(3)	17,363	329,376
Sherwin-Williams Co. (The)(3)	4,078	1,873,923

		2,817,381

Commercial Services & Supplies 2.5%
IAA, Inc.(1),(3)	11,189	335,223
Republic Services, Inc.(3)	2,013	151,096
Waste Connections, Inc.(2),(3)	25,450	1,972,375
Waste Management, Inc.(3)	5,090	471,130

		2,929,824

Communications Equipment 9.0%
Ciena Corp.(1),(3)	19,071	759,216
Cisco Systems, Inc.(3)	138,747	5,454,145
F5 Networks, Inc.(1),(3)	16,764	1,787,545
Gilat Satellite Networks Ltd.(1),(2)	15,517	110,016
Juniper Networks, Inc.(3)	91,620	1,753,607
Motorola Solutions, Inc.(3)	4,333	575,942

		10,440,471

Construction & Engineering 3.3%
AECOM(1)	72,621	2,167,737
Jacobs Engineering Group, Inc.(3)	21,429	1,698,677

		3,866,414

Construction Materials 1.3%
Martin Marietta Materials, Inc.(3)	7,836	1,482,806

Containers & Packaging 0.6%
Berry Global Group, Inc.(1),(3)	15,138	510,302
Crown Holdings, Inc.(1),(3)	3,680	213,587

		723,889

Diversified Financial Services 10.8%
8i Enterprises Acquisition Corp.(1),(2)	32,535	325,350
Altegrity, Inc.	148,076	3,035,558
Churchill Capital Corp. III, UNIT(1)	206,937	2,069,370
CITIC Capital Acquisition Corp., UNIT(1),(2)	21,388	210,886
Diamond Eagle Acquisition Corp., Class A(1),(3)	279,030	3,443,230
dMY Technology Group, Inc., UNIT(1)	18,972	186,495
Far Point Acquisition Corp., Class A(1),(3)	30,092	304,531
Fellazo, Inc.(1),(2)	72,850	724,858
FGL Holdings(2),(3)	39,673	388,795
Legacy Acquisition Corp., Class A(1)	84,939	880,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Pure Acquisition Corp.(1)	92,617	962,291

		12,532,181

Diversified Telecommunication Services 0.7%
NII Holdings, Inc.	174,048	374,203
Verizon Communications, Inc.(3)	7,925	425,810

		800,013

Electric Utilities 33.3%
Alliant Energy Corp.(3)	55,990	2,703,757
American Electric Power Co., Inc.(3)	44,538	3,562,149
El Paso Electric Co.(3)	4,499	305,752
Entergy Corp.(3)	39,432	3,705,425
Evergy, Inc.(3)	172,504	9,496,345
Eversource Energy	38,201	2,987,700
Exelon Corp.(3)	55,020	2,025,286
FirstEnergy Corp.	78,527	3,146,577
IDACORP, Inc.	5,090	446,851
NextEra Energy, Inc.	15,471	3,722,632
NRG Energy, Inc.(3)	72,504	1,976,459
PNM Resources, Inc.(3)	49,870	1,895,060
Southern Co. (The)	28,368	1,535,844
Xcel Energy, Inc.	21,449	1,293,375

		38,803,212

Electrical Equipment 13.2%
AMETEK, Inc.(3)	33,146	2,387,175
Eaton Corp. PLC(2),(3)	47,721	3,707,444
Emerson Electric Co.	11,443	545,259
nVent Electric PLC(2),(3)	54,434	918,302
Rockwell Automation, Inc.	84	12,790
Vertiv Holdings Co.(1),(3)	909,092	7,863,646

		15,434,616

Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc.(1)	9,233	811,304
SYNNEX Corp.(3)	12,725	930,197
Vishay Intertechnology, Inc.(3)	71,260	1,026,857

		2,768,358

Entertainment 6.5%
Activision Blizzard, Inc.(3)	35,403	2,105,771
Liberty Media Corp-Liberty Formula One(1)	2,400	65,352
Live Nation Entertainment, Inc.(1),(3)	30,207	1,373,210
Madison Square Garden Co. (The), Class A(1),(3)	3,057	646,280
Netflix, Inc.(1),(3)	479	179,865
Take-Two Interactive Software, Inc.(1)	3,414	404,935
Walt Disney Co. (The)(3)	5,539	535,067
Zynga, Inc., Class A(1),(3)	328,451	2,249,889

		7,560,369

Food & Staples Retailing 2.2%
Casey’s General Stores, Inc.(3)	12,779	1,693,089
Costco Wholesale Corp.(3)	2,545	725,656
Sysco Corp.	2,544	116,083

		2,534,828

Food Products 6.6%
Bunge Ltd.(2),(3)	27,807	1,140,921
Campbell Soup Co.(3)	68,918	3,181,255
Conagra Brands, Inc.(3)	40,513	1,188,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Food Products
Mondelez International, Inc., Class A(3)	42,858	2,146,329

		7,657,156

Health Care Equipment & Supplies 3.3%
Boston Scientific Corp.(1),(3)	3,720	121,384
Edwards Lifesciences Corp.(1),(3)	1,707	321,974
Silk Road Medical, Inc.(1),(3)	242	7,618
Wright Medical Group N.V.(1),(2)	108,498	3,108,468
Zimmer Biomet Holdings, Inc.	2,373	239,863

		3,799,307

Health Care Providers & Services 6.5%
1Life Healthcare, Inc.(1),(3)	1,197	21,726
Centene Corp.(1)	127,351	7,565,923
Owens & Minor, Inc.(3)	5,163	47,241

		7,634,890

Health Care Technology 0.2%
Icad, Inc.(1)	971	7,127
Livongo Health, Inc.(1)	6,571	187,471

		194,598

Hotels, Restaurants & Leisure 13.7%
Darden Restaurants, Inc.(3)	6,363	346,529
Eldorado Resorts, Inc.(1),(3)	85,991	1,238,270
Extended Stay America, Inc.	302,098	2,208,336
Hilton Worldwide Holdings, Inc.(3)	45,035	3,073,188
Las Vegas Sands Corp.(3)	48,413	2,056,100
Marriott Vacations Worldwide Corp.(3)	17,426	968,537
McDonald’s Corp.	7,629	1,261,455
Planet Fitness, Inc., Class A(1)	5,088	247,786
Royal Caribbean Cruises Ltd.(2),(3)	2,804	90,205
Six Flags Entertainment Corp.	46,691	585,505
Starbucks Corp.	10,290	676,465
Wendy’s Co. (The)(3)	58,535	871,001
Wynn Resorts Ltd.(3)	22,098	1,330,079
Yum! Brands, Inc.(3)	13,998	959,283

		15,912,739

Household Durables 1.6%
DR Horton, Inc.(3)	21,770	740,180
PulteGroup, Inc.	48,300	1,078,056

		1,818,236

Household Products 3.7%
Colgate-Palmolive Co.(3)	20,252	1,343,923
Procter & Gamble Co. (The)(3)	26,495	2,914,450
Spectrum Brands Holdings, Inc.(3)	2,935	106,746

		4,365,119

Independent Power and Renewable Electricity Producers 1.0%
AES Corp.(3)	74,496	1,013,146
NextEra Energy Partners L.P.	3,078	132,354

		1,145,500

Industrial Conglomerates 1.2%
3M Co.	3,436	469,048
Honeywell International, Inc.(3)	4,965	664,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Industrial Conglomerates
Roper Technologies, Inc.(3)	745	232,299

		1,365,614

Insurance 2.3%
Argo Group International Holdings Ltd.(2),(3)	18,594	689,094
Syncora Holdings Ltd.(2)	56,504	20,906
Willis Towers Watson PLC(2),(3)	11,454	1,945,462

		2,655,462

Interactive Media & Services 2.9%
Alphabet, Inc., Class C(1),(3)	1,537	1,787,239
Alphabet, Inc., Class A(1)	164	190,560
Pinterest, Inc., Class A(1),(3)	5,531	85,398
QuinStreet, Inc.(1)	10,819	87,093
Snap, Inc., Class A(1)	80,620	958,572
Tencent Holdings Ltd., ADR(2)	5,381	264,153

		3,373,015

Internet & Direct Marketing Retail 10.1%
Alibaba Group Holding Ltd., ADR(1),(2)	5,280	1,026,854
Amazon.com, Inc.(1),(3)	4,382	8,543,673
Booking Holdings, Inc.(1),(3)	659	886,566
Expedia Group, Inc.	1,273	71,632
JD.com, Inc., ADR(1),(2)	30,304	1,227,312

		11,756,037

IT Services 8.1%
Akamai Technologies, Inc.(1),(3)	36,682	3,356,036
Booz Allen Hamilton Holding Corp.(3)	36,941	2,535,630
International Business Machines Corp.	1,898	210,488
Leidos Holdings, Inc.(3)	1,202	110,163
LiveRamp Holdings, Inc.(1),(3)	4,555	149,951
MongoDB, Inc.(1)	458	62,535
Okta, Inc.(1),(3)	17,469	2,135,760
Shopify, Inc., Class A(1),(2),(3)	2,193	914,328

		9,474,891

Leisure Products 0.0%
Peloton Interactive, Inc., Class A(1),(3)	2,067	54,879

Life Sciences Tools & Services 2.6%
Pacific Biosciences of California, Inc.(1)	359,137	1,098,959
QIAGEN N.V.(1),(2),(3)	45,390	1,888,224

		2,987,183

Machinery 15.0%
AGCO Corp.(3)	926	43,753
Caterpillar, Inc.	28,421	3,297,973
Colfax Corp.(1)	19,087	377,923
Cummins, Inc.(3)	14,160	1,916,131
Deere & Co.(3)	12,746	1,760,987
Dover Corp.(3)	44,354	3,723,075
Fortive Corp.	24,045	1,327,044
Ingersoll Rand, Inc.(1)	3,818	94,686
ITT, Inc.(3)	25,850	1,172,556
PACCAR, Inc.(3)	3,869	236,512
Parker-Hannifin Corp.	1,272	164,978
Rexnord Corp.(3)	25,205	571,397
Wabash National Corp.	30,535	220,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Machinery
Westinghouse Air Brake Technologies Corp.(3)	53,612	2,580,346

		17,487,824

Media 1.5%
Charter Communications, Inc., Class A(1)	763	332,905
comScore, Inc.(1)	29,449	83,046
Nexstar Media Group, Inc., Class A(3)	18,492	1,067,543
TEGNA, Inc.(3)	25,450	276,387

		1,759,881

Metals & Mining 1.0%
Constellium SE(1),(2),(3)	112,776	587,563
Vale S.A., ADR(1),(2)	74,696	619,230

		1,206,793

Multi-Utilities 8.5%
Black Hills Corp.(3)	14,911	954,751
CenterPoint Energy, Inc.	171,720	2,653,074
CMS Energy Corp.	67,207	3,948,411
DTE Energy Co.	3,181	302,100
NiSource, Inc.(3)	38,175	953,230
Public Service Enterprise Group, Inc.	15,499	696,060
Sempra Energy	3,817	431,283

		9,938,909

Multiline Retail 1.6%
Dollar General Corp.	1,908	288,108
Dollar Tree, Inc.(1),(3)	21,092	1,549,629

		1,837,737

Oil, Gas & Consumable Fuels 13.5%
Apache Corp.	139,920	584,866
Ardmore Shipping Corp.(2)	43,170	226,643
Chevron Corp.(3)	19,280	1,397,029
Concho Resources, Inc.(3)	34,483	1,477,597
ConocoPhillips	51,104	1,574,003
Enterprise Products Partners L.P.(3)	102,744	1,469,239
Golar LNG Ltd.(2)	7,082	55,806
Hess Corp.(3)	45,332	1,509,556
Noble Energy, Inc.(3)	226,987	1,371,001
Northern Oil and Gas, Inc.(1)	82,966	55,015
Ovintiv, Inc.	119,564	322,823
Parsley Energy, Inc., Class A	295,032	1,690,533
PDC Energy, Inc.(1),(3)	142,915	887,502
Pioneer Natural Resources Co.(3)	22,554	1,582,163
SM Energy Co.	307,361	374,980
Tallgrass Energy L.P., Class A(3)	28,082	462,230
WPX Energy, Inc.(1)	238,784	728,291

		15,769,277

Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	2,513	43,173

Pharmaceuticals 18.5%
Allergan PLC(2),(3)	91,699	16,239,893
AstraZeneca PLC, ADR(2),(3)	30,432	1,359,093
Bristol-Myers Squibb Co.(3)	43,928	2,448,547
GW Pharmaceuticals PLC, ADR(1),(2)	219	19,178
Intersect ENT, Inc.(1)	3,650	43,253
Merck & Co., Inc.(3)	6,147	472,950
Novartis AG, ADR(2),(3)	6,147	506,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Pharmaceuticals
Pfizer, Inc.	5,577	182,033
Reata Pharmaceuticals, Inc., Class A(1),(3)	305	44,024
Zoetis, Inc.	1,583	186,303

		21,502,094

Real Estate Investment Trusts 81.0%
American Assets Trust, Inc.(3)	80,504	2,012,600
Americold Realty Trust(3)	126,513	4,306,503
Apartment Investment & Management Co., Class A(3)	94,341	3,316,086
Boston Properties, Inc.(3)	79,620	7,343,353
Brixmor Property Group, Inc.(3)	374,007	3,553,066
Columbia Property Trust, Inc.(3)	158,410	1,980,125
Crown Castle International Corp.(3)	2,432	351,181
EPR Properties(3)	104,420	2,529,052
Healthcare Trust of America, Inc., Class A(3)	45,652	1,108,431
Highwoods Properties, Inc.(3)	125,231	4,435,682
Hudson Pacific Properties, Inc.(3)	147,171	3,732,257
Innovative Industrial Properties, Inc.(3)	114,393	8,685,860
Invitation Homes, Inc.	252,329	5,392,271
Jernigan Capital, Inc.	291,034	3,189,733
Mid-America Apartment Communities, Inc.(3)	16,426	1,692,371
Omega Healthcare Investors, Inc.(3)	90,520	2,402,401
Outfront Media, Inc.(3)	25,443	342,972
Physicians Realty Trust(3)	417,908	5,825,637
Piedmont Office Realty Trust, Inc., Class A(3)	194,059	3,427,082
Realty Income Corp.(3)	73,387	3,659,076
Retail Opportunity Investments Corp.(3)	138,015	1,144,144
Rexford Industrial Realty, Inc.(3)	27,461	1,126,176
RPT Realty	530,216	3,197,202
STORE Capital Corp.(3)	213,709	3,872,407
VICI Properties, Inc.(3)	563,802	9,381,665
Welltower, Inc.(3)	137,298	6,285,502

		94,292,835

Road & Rail 23.8%
Canadian National Railway Co.(2),(3)	25,440	1,974,907
Covenant Transportation Group, Inc., Class A(1)	24,643	213,655
CSX Corp.(3)	16,959	971,751
Knight-Swift Transportation Holdings, Inc.	95,208	3,122,822
Lyft, Inc., Class A(1),(3)	44,491	1,194,583
Norfolk Southern Corp.(3)	54,368	7,937,728
Ryder System, Inc.(3)	26,301	695,399
Saia, Inc.(1),(3)	15,270	1,122,956
Uber Technologies, Inc.(1)	10,176	284,114
Union Pacific Corp.(3)	72,151	10,176,177

		27,694,092

Semiconductors & Semiconductor Equipment 23.0%
Advanced Micro Devices, Inc.(1),(3)	91,813	4,175,655
Applied Materials, Inc.	1,289	59,062
ASML Holding N.V.(2),(3)	13,489	3,529,262
Intel Corp.(3)	75,479	4,084,923
Lam Research Corp.	13,489	3,237,360
Marvell Technology Group Ltd.(2),(3)	6,340	143,474
Microchip Technology, Inc.(3)	23,972	1,625,302
Micron Technology, Inc.(1),(3)	75,469	3,174,226
NVIDIA Corp.	18,871	4,974,396
NXP Semiconductors N.V.(2),(3)	12,725	1,055,284
QUALCOMM, Inc.(3)	6,363	430,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Xperi Corp.(3)	24,149	335,913

		26,825,314

Software 32.7%
Adobe, Inc.(1),(3)	16,369	5,209,271
Atlassian Corp. PLC, Class A(1),(2)	631	86,611
Avaya Holdings Corp.(1),(3)	735,557	5,950,656
Box, Inc., Class A(1),(3)	26,615	373,675
Cadence Design Systems, Inc.(1),(3)	1,441	95,164
Citrix Systems, Inc.(3)	32,776	4,639,443
CommVault Systems, Inc.(1),(3)	2,985	120,833
Crowdstrike Holdings, Inc., Class A(1),(3)	13,832	770,166
Datadog, Inc., Class A(1),(3)	12,724	457,810
DocuSign, Inc.(1),(3)	23,313	2,154,121
Everbridge, Inc.(1)	129	13,720
FireEye, Inc.(1),(3)	84,493	893,936
Fortinet, Inc.(1),(3)	6,444	651,939
Microsoft Corp.(3)	46,373	7,313,486
NortonLifeLock, Inc.(3)	149,812	2,802,983
Nutanix, Inc., Class A(1),(3)	8,109	128,122
Oracle Corp.(3)	38,102	1,841,470
Palo Alto Networks, Inc.(1),(3)	199	32,628
RingCentral, Inc., Class A(1)	953	201,950
salesforce.com, Inc.(1)	9,047	1,302,587
ServiceNow, Inc.(1),(3)	4,556	1,305,658
Smartsheet, Inc., Class A(1),(3)	2,440	101,284
Splunk, Inc.(1),(3)	911	114,996
SVMK, Inc.(1),(3)	8,346	112,754
Verint Systems, Inc.(1)	51	2,193
VMware, Inc., Class A(1)	692	83,801
Zscaler, Inc.(1),(3)	21,327	1,297,961

		38,059,218

Specialty Retail 0.9%
Home Depot, Inc. (The)(3)	4,449	830,673
Lowe’s Cos., Inc.(3)	2,125	182,856

		1,013,529

Technology Hardware, Storage & Peripherals 12.8%
Apple, Inc.(3)	26,101	6,637,223
HP, Inc.(3)	309,958	5,380,871
Western Digital Corp.(3)	69,960	2,911,735

		14,929,829

Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B(3)	10,338	855,366

Trading Companies & Distributors 4.5%
AerCap Holdings N.V.(1),(2)	116,355	2,651,730
United Rentals, Inc.(1),(3)	8,070	830,403
WESCO International, Inc.(1)	12,297	280,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Trading Companies & Distributors
WW Grainger, Inc.(3)	6,165	1,532,003

		5,295,122

Water Utilities 0.5%
American Water Works Co., Inc.	5,088	608,525

Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.(1)	14,791	1,240,965

Total Common Stocks (Cost $519,904,223)		496,591,870

Exchange-Traded Funds 13.7%
Financial Select Sector SPDR Fund(3)	78,199	1,628,103
Health Care Select Sector SPDR Fund(3)	5,830	516,421
Industrial Select Sector SPDR Fund	10,176	600,486
Invesco QQQ Trust, Series 1	26,711	5,085,774
iShares MSCI China ETF	4,550	260,488
iShares MSCI Emerging Markets ETF	3,697	126,179
ProShares VIX Short-Term Futures ETF(1),(3)	1,800	68,274
SPDR Gold Shares(1),(3)	27,876	4,127,042
SPDR S&P 500 ETF Trust	6,362	1,639,805
United States Oil Fund L.P.(1)	288,100	1,212,901
VanEck Vectors Semiconductor ETF	6,398	749,462

Total Exchange-Traded Funds (Cost $16,335,775)		16,014,935

Rights 0.0%
Pharmaceuticals 0.0%
Bristol-Myers Squibb Co.(1)	2,448	9,302

Total Rights (Cost $6,862)		9,302

Total Long Investments (Cost $536,246,860)		512,616,107

Securities Sold Short (4)(401.7)%
Common Stocks (328.8)%
Aerospace & Defense (3.5)%
Boeing Co. (The)	3,054	(455,473)
HEICO Corp.	5,088	(379,616)
Hexcel Corp.	7,632	(283,834)
L3Harris Technologies, Inc.(3)	4,833	(870,423)
Northrop Grumman Corp.(3)	5,345	(1,617,130)
Raytheon Co.(3)	2,163	(283,677)
TransDigm Group, Inc.	619	(198,198)
		(4,088,351)
Air Freight & Logistics (8.3)%
Expeditors International of Washington, Inc.	83,323	(5,559,310)
Hub Group, Inc., Class A	17,317	(787,404)
United Parcel Service, Inc., Class B	35,904	(3,354,152)

		(9,700,866)

Airlines (3.7)%
American Airlines Group, Inc.	251,447	(3,065,139)
Hawaiian Holdings, Inc.	29,253	(305,401)
JetBlue Airways Corp.	20,606	(184,424)
Ryanair Holdings PLC, ADR(2)	3,815	(202,538)
Southwest Airlines Co.	13,972	(497,543)
United Airlines Holdings, Inc.	2,479	(78,213)

		(4,333,258)

Auto Components (0.9)%
Autoliv, Inc.	2,545	(117,096)
Goodyear Tire & Rubber Co. (The)	25,450	(148,119)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Auto Components
Lear Corp.	10,377	(843,131)

		(1,108,346)

Automobiles (1.0)%
Ferrari N.V.(2)	1,882	(287,137)
Harley-Davidson, Inc.	31,744	(600,914)
Tesla, Inc.	509	(266,716)

		(1,154,767)

Beverages (8.7)%
Anheuser-Busch InBev S.A., ADR(2)	103,382	(4,561,214)
Brown-Forman Corp., Class B	12,967	(719,798)
Coca-Cola Co. (The)	28,578	(1,264,577)
Coca-Cola European Partners PLC(2)	16,314	(612,264)
Molson Coors Beverage Co., Class B	75,748	(2,954,929)

		(10,112,782)

Biotechnology (4.8)%
AbbVie, Inc.	54,055	(4,118,451)
Amgen, Inc.	6,992	(1,417,488)
Krystal Biotech, Inc.	254	(10,983)
Moderna, Inc.	1,059	(31,717)

		(5,578,639)

Building Products (2.0)%
Allegion PLC(2)	3,829	(352,345)
Apogee Enterprises, Inc.	584	(12,159)
Lennox International, Inc.	3,767	(684,803)
Owens Corning(3)	8,904	(345,564)
Trane Technologies PLC(2)	11,967	(988,354)

		(2,383,225)

Capital Markets (3.9)%
Charles Schwab Corp. (The)	42,865	(1,441,121)
Morgan Stanley	90,079	(3,062,686)

		(4,503,807)

Chemicals (7.4)%
Air Products & Chemicals, Inc.	4,072	(812,812)
Axalta Coating Systems Ltd.(2)	20,233	(349,424)
Dow, Inc.	103,809	(3,035,375)
International Flavors & Fragrances, Inc.	35,533	(3,627,209)
LyondellBasell Industries N.V., Class A(2)	814	(40,399)
RPM International, Inc.	12,210	(726,495)

		(8,591,714)

Commercial Services & Supplies (1.8)%
ADT, Inc.	554	(2,393)
Casella Waste Systems, Inc., Class A	37,562	(1,467,172)
Cintas Corp.	490	(84,878)
Copart, Inc.	5,090	(348,767)
Interface, Inc.	1,623	(12,270)
Republic Services, Inc.(3)	2,544	(190,952)

		(2,106,432)

Communications Equipment (0.6)%
Acacia Communications, Inc.	8,898	(597,768)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Communications Equipment
Arista Networks, Inc.	477	(96,616)

		(694,384)

Construction Materials (0.7)%
Cemex S.A.B. de C.V., ADR(2)	22,748	(48,226)
Eagle Materials, Inc.	1,589	(92,829)
Summit Materials, Inc., Class A	2,711	(40,665)
Vulcan Materials Co.	5,717	(617,836)

		(799,556)

Consumer Finance (4.1)%
American Express Co.	55,781	(4,775,411)

Containers & Packaging (0.5)%
Amcor PLC(2)	46,565	(378,108)
Greif, Inc., Class A	4,592	(142,765)
Sealed Air Corp.	607	(14,999)

		(535,872)

Electric Utilities (10.1)%
Avangrid, Inc.	86,496	(3,786,795)
Duke Energy Corp.	44,456	(3,595,601)
Hawaiian Electric Industries, Inc.	33,740	(1,452,507)
OGE Energy Corp.	31,610	(971,375)
Portland General Electric Co.	32,475	(1,556,852)
PPL Corp.	16,517	(407,640)

		(11,770,770)

Electrical Equipment (4.1)%
Acuity Brands, Inc.	984	(84,289)
Emerson Electric Co.	84,105	(4,007,603)
Hubbell, Inc.	463	(53,125)
Rockwell Automation, Inc.	4,158	(627,484)

		(4,772,501)

Electronic Equipment, Instruments & Components (1.3)%
Fitbit, Inc., Class A	220,624	(1,469,356)

Energy Equipment & Services (2.0)%
Baker Hughes Co.	26,315	(276,307)
Halliburton Co.	58,789	(402,705)
Helmerich & Payne, Inc.	24,767	(387,604)
National Oilwell Varco, Inc.	29,210	(287,134)
Patterson-UTI Energy, Inc.	167,519	(393,670)
ProPetro Holding Corp.	1,237	(3,092)
Schlumberger Ltd.(2)	30,280	(408,477)
Tenaris S.A., ADR(2)	12,233	(147,408)
US Silica Holdings, Inc.	7,499	(13,498)

		(2,319,895)

Entertainment (0.9)%
Electronic Arts, Inc.	10,407	(1,042,469)

Food & Staples Retailing (3.0)%
Kroger Co. (The)	87,750	(2,643,030)
Walmart, Inc.	7,635	(867,489)

		(3,510,519)

Food Products (7.3)%
Cal-Maine Foods, Inc.	12,466	(548,255)
Flowers Foods, Inc.	8,146	(167,156)
General Mills, Inc.	16,542	(872,921)
Hershey Co. (The)	23,818	(3,155,885)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Food Products
Hormel Foods Corp.	25,151	(1,173,043)
Kraft Heinz Co. (The)	19,453	(481,267)
Lamb Weston Holdings, Inc.	5,833	(333,064)
McCormick & Co., Inc.	6,641	(937,776)
Sanderson Farms, Inc.	6,578	(811,199)

		(8,480,566)

Gas Utilities (0.8)%
Southwest Gas Holdings, Inc.	13,361	(929,391)

Health Care Equipment & Supplies (4.2)%
Align Technology, Inc.	6,446	(1,121,282)
Baxter International, Inc.	6,147	(499,075)
Becton Dickinson and Co.	3,073	(706,083)
Medtronic PLC(2)	6,404	(577,513)
Nevro Corp.	81	(8,098)
Smith & Nephew PLC, ADR(2)	9,604	(344,495)
STERIS PLC(2)	2,318	(324,450)
Wright Medical Group N.V.(2)	45,390	(1,300,424)

		(4,881,420)

Health Care Providers & Services (9.2)%
HCA Healthcare, Inc.	7,619	(684,567)
Henry Schein, Inc.	28,100	(1,419,612)
Humana, Inc.	19,775	(6,209,746)
Quest Diagnostics, Inc.	6,378	(512,153)
UnitedHealth Group, Inc.	7,627	(1,902,021)

		(10,728,099)

Hotels, Restaurants & Leisure (16.2)%
Brinker International, Inc.	8,904	(106,937)
Cheesecake Factory, Inc. (The)	27,730	(473,628)
Chipotle Mexican Grill, Inc.	10,554	(6,906,538)
Domino’s Pizza, Inc.	1,653	(535,688)
Hyatt Hotels Corp., Class A	878	(42,056)
Lindblad Expeditions Holdings, Inc.	6,431	(26,817)
Marriott International, Inc., Class A	6,780	(507,212)
Melco Resorts & Entertainment Ltd., ADR(2)	40,704	(504,730)
MGM Resorts International	109,369	(1,290,554)
Norwegian Cruise Line Holdings Ltd.(2)	2,799	(30,677)
Penn National Gaming, Inc.	55,968	(707,995)
Restaurant Brands International, Inc.(2)	23,414	(937,262)
Royal Caribbean Cruises Ltd.(2),(3)	3,818	(122,825)
Shake Shack, Inc., Class A	2,678	(101,068)
Stars Group, Inc. (The)(2)	162,494	(3,318,128)
Vail Resorts, Inc.	19,945	(2,946,076)
Wingstop, Inc.	102	(8,129)
Wyndham Destinations, Inc.	16,426	(356,444)

		(18,922,764)

Household Durables (2.4)%
KB Home	17,426	(315,411)
Leggett & Platt, Inc.	7,899	(210,745)
Lennar Corp., Class A	13,294	(507,831)
Mohawk Industries, Inc.	8,478	(646,363)
Toll Brothers, Inc.	24,050	(462,962)
TopBuild Corp.	2,015	(144,355)
TRI Pointe Group, Inc.	57,555	(504,757)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Household Durables
Whirlpool Corp.	20	(1,716)

		(2,794,140)

Household Products (1.2)%
Church & Dwight Co., Inc.	17,292	(1,109,801)
Kimberly-Clark Corp.	2,019	(258,169)

		(1,367,970)

Independent Power and Renewable Electricity Producers (0.1)%
Clearway Energy, Inc.	6,747	(126,844)

Industrial Conglomerates (2.4)%
3M Co.	6,359	(868,067)
General Electric Co.	173,092	(1,374,351)
Roper Technologies, Inc.(3)	1,653	(524,761)

		(2,767,179)

Insurance (4.7)%
Allstate Corp. (The)	14,101	(1,293,485)
Aon PLC(2)	12,364	(2,040,555)
Chubb Ltd.(2)	9,503	(1,061,390)
Fidelity National Financial, Inc.	4,272	(106,287)
Progressive Corp. (The)	6,020	(444,517)
Travelers Cos., Inc. (The)	4,753	(472,210)

		(5,418,444)

Interactive Media & Services (7.4)%
Alphabet, Inc., Class A	298	(346,261)
Facebook, Inc., Class A	34,089	(5,686,045)
Twitter, Inc.	107,018	(2,628,362)

		(8,660,668)

IT Services (12.2)%
Accenture PLC, Class A(2)	11,665	(1,904,428)
Cognizant Technology Solutions Corp., Class A	25,450	(1,182,662)
Fastly, Inc., Class A	8,010	(152,030)
Global Payments, Inc.	2,149	(309,950)
International Business Machines Corp.	67,846	(7,524,121)
PayPal Holdings, Inc.	12,883	(1,233,418)
Square, Inc., Class A	27,003	(1,414,417)
Twilio, Inc., Class A	5,193	(464,722)

		(14,185,748)

Life Sciences Tools & Services (2.9)%
Agilent Technologies, Inc.	4,689	(335,826)
Charles River Laboratories International, Inc.	10,743	(1,355,874)
Thermo Fisher Scientific, Inc.	5,844	(1,657,359)

		(3,349,059)

Machinery (9.3)%
Altra Industrial Motion Corp.	21,371	(373,779)
Caterpillar, Inc.	34,760	(4,033,550)
Donaldson Co., Inc.	407	(15,723)
IDEX Corp.	6,391	(882,661)
Illinois Tool Works, Inc.	16,002	(2,274,204)
Ingersoll Rand, Inc.	7,079	(175,559)
Kennametal, Inc.	4,127	(76,845)
Lincoln Electric Holdings, Inc.	7,854	(541,926)
Parker-Hannifin Corp.	11,999	(1,556,270)
Stanley Black & Decker, Inc.	6,887	(688,700)
Terex Corp.	1,951	(28,016)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Machinery
Woodward, Inc.	2,545	(151,275)

		(10,798,508)

Marine 0.0%
Star Bulk Carriers Corp.(2)	10,180	(57,415)

Media (14.2)%
Altice USA, Inc., Class A	2,192	(48,860)
AMC Networks, Inc., Class A	19,371	(470,909)
Charter Communications, Inc., Class A	9,853	(4,298,962)
Comcast Corp., Class A	129,887	(4,465,515)
Fox Corp., Class A	75,017	(1,772,652)
iHeartMedia, Inc., Class A	13,071	(95,549)
Interpublic Group of Cos., Inc. (The)	61,697	(998,874)
MSG Networks, Inc., Class A	16,685	(170,187)
National CineMedia, Inc.	29,256	(95,375)
Omnicom Group, Inc.	65,273	(3,583,488)
Sinclair Broadcast Group, Inc., Class A	31,812	(511,537)

		(16,511,908)

Metals & Mining (0.1)%
United States Steel Corp.	20,736	(130,844)

Multi-Utilities (9.0)%
Ameren Corp.	19,110	(1,391,781)
Avista Corp.	31,800	(1,351,182)
Consolidated Edison, Inc.	30,644	(2,390,232)
Dominion Energy, Inc.	8,271	(597,083)
National Grid PLC, ADR(2)	21,559	(1,256,243)
NorthWestern Corp.	16,206	(969,605)
WEC Energy Group, Inc.	28,074	(2,474,162)

		(10,430,288)

Multiline Retail (1.4)%
Dollar General Corp.	6,363	(960,813)
Target Corp.	7,635	(709,826)

		(1,670,639)

Oil, Gas & Consumable Fuels (11.4)%
Antero Resources Corp.	15,937	(11,361)
Cimarex Energy Co.	55,208	(929,151)
Continental Resources, Inc.	157,658	(1,204,507)
Devon Energy Corp.	204,927	(1,416,046)
Diamondback Energy, Inc.	38,287	(1,003,119)
EOG Resources, Inc.	40,625	(1,459,250)
EQT Corp.	40,593	(286,993)
Exxon Mobil Corp.	61,698	(2,342,673)
Marathon Oil Corp.	341,798	(1,124,515)
Matador Resources Co.	86,430	(214,346)
Murphy Oil Corp.	142,154	(871,404)
Occidental Petroleum Corp.	128,189	(1,484,429)
Range Resources Corp.	153,162	(349,209)
Valero Energy Corp.	13,494	(612,088)

		(13,309,091)

Pharmaceuticals (2.6)%
Eli Lilly & Co.	6,357	(881,843)
Pfizer, Inc.	11,978	(390,962)
Roche Holding AG, ADR(2)	10,223	(414,747)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Pharmaceuticals
Zoetis, Inc.	11,576	(1,362,380)

		(3,049,932)

Real Estate Investment Trusts (68.4)%
Acadia Realty Trust	99,672	(1,234,936)
Alexandria Real Estate Equities, Inc.	51,238	(7,022,680)
American Finance Trust, Inc.	256,642	(1,604,012)
American Homes 4 Rent, Class A	89,359	(2,073,129)
Brandywine Realty Trust	95,881	(1,008,668)
CareTrust REIT, Inc.	196,620	(2,908,010)
Diversified Healthcare Trust	312,139	(1,133,065)
Equity Residential	56,524	(3,488,096)
Essential Properties Realty Trust, Inc.	22,806	(297,846)
Essex Property Trust, Inc.	9,644	(2,123,995)
Federal Realty Investment Trust(3)	14,959	(1,116,091)
Franklin Street Properties Corp.	883,745	(5,063,859)
Gaming and Leisure Properties, Inc.	142,963	(3,961,505)
Healthcare Realty Trust, Inc.	245,121	(6,846,230)
Healthpeak Properties, Inc.	74,419	(1,774,893)
Host Hotels & Resorts, Inc.	124,538	(1,374,899)
Kilroy Realty Corp.	40,878	(2,603,929)
Kimco Realty Corp.	541,270	(5,234,081)
Kite Realty Group Trust	378,841	(3,587,624)
Lamar Advertising Co., Class A	16,542	(848,274)
Lexington Realty Trust	352,043	(3,495,787)
LTC Properties, Inc.	105,296	(3,253,646)
Park Hotels & Resorts, Inc.	13,472	(106,563)
Pebblebrook Hotel Trust	38,548	(419,788)
Regency Centers Corp.	92,798	(3,566,227)
Sabra Health Care REIT, Inc.	21,690	(236,855)
SL Green Realty Corp.	103,181	(4,447,101)
Spirit Realty Capital, Inc.	184,237	(4,817,798)
Taubman Centers, Inc.	6,281	(263,048)
Terreno Realty Corp.	19,423	(1,005,140)
Ventas, Inc.	19,699	(527,933)
Washington Real Estate Investment Trust	87,816	(2,096,168)
Weyerhaeuser Co.	7,545	(127,888)

		(79,669,764)

Real Estate Management & Development 0.0%
Realogy Holdings Corp.	8,864	(26,681)

Road & Rail (31.1)%
Avis Budget Group, Inc.	21,523	(299,170)
Canadian Pacific Railway Ltd.(2)	59,951	(13,164,640)
Hertz Global Holdings, Inc.	15,240	(94,183)
JB Hunt Transport Services, Inc.	29,866	(2,754,541)
Kansas City Southern	16,161	(2,055,356)
Landstar System, Inc.	5,088	(487,736)
Old Dominion Freight Line, Inc.	50,451	(6,622,198)
Schneider National, Inc., Class B	48,855	(944,856)
Uber Technologies, Inc.	3,111	(86,859)
Werner Enterprises, Inc.	266,956	(9,679,825)

		(36,189,364)

Semiconductors & Semiconductor Equipment (11.5)%
Analog Devices, Inc.	2,544	(228,070)
Applied Materials, Inc.	12,710	(582,372)
Cypress Semiconductor Corp.	156,172	(3,641,931)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Mellanox Technologies Ltd.(2)	25,133	(3,048,633)
Skyworks Solutions, Inc.	5,088	(454,765)
Teradyne, Inc.	9,922	(537,475)
Texas Instruments, Inc.	39,371	(3,934,344)
Xilinx, Inc.	12,081	(941,593)

		(13,369,183)

Software (13.2)%
Appian Corp.	151	(6,075)
Autodesk, Inc.	4,190	(654,059)
Check Point Software Technologies Ltd.(2)	2,221	(223,299)
Coupa Software, Inc.	2,806	(392,082)
CyberArk Software Ltd.(2)	1,231	(105,324)
HubSpot, Inc.	4,404	(586,569)
Intuit, Inc.	1,484	(341,320)
PagerDuty, Inc.	20,648	(356,798)
Paycom Software, Inc.	2,138	(431,897)
Paylocity Holding Corp.	1,348	(119,055)
Ping Identity Holding Corp.	2,651	(53,073)
SailPoint Technologies Holding, Inc.	2,485	(37,822)
SAP SE, ADR(2)	20,463	(2,261,162)
Slack Technologies, Inc., Class A	36,035	(967,179)
SS&C Technologies Holdings, Inc.	7,626	(334,171)
Trade Desk, Inc. (The), Class A	12,751	(2,460,943)
VMware, Inc., Class A	15,883	(1,923,431)
Workday, Inc., Class A	23,753	(3,093,116)
Zendesk, Inc.	8,944	(572,506)
Zoom Video Communications, Inc., Class A(3)	3,153	(460,716)

		(15,380,597)

Specialty Retail (3.1)%
Carvana Co.	1,272	(70,075)
Five Below, Inc.	8,908	(626,945)
Foot Locker, Inc.	17,905	(394,805)
L Brands, Inc.	7,635	(88,261)
Lowe’s Cos., Inc.(3)	5,851	(519,042)
RH	16,292	(1,636,857)
Tiffany & Co.	2,334	(302,253)

		(3,638,238)

Technology Hardware, Storage & Peripherals (3.5)%
Dell Technologies	8,326	(329,293)
Hewlett Packard Enterprise Co.	241,889	(2,348,742)
NetApp, Inc.	34,318	(1,430,718)

		(4,108,753)

Trading Companies & Distributors (5.7)%
Air Lease Corp.	119,585	(2,647,612)
Fastenal Co.	25,832	(807,250)
GATX Corp.	18,856	(1,179,631)
HD Supply Holdings, Inc.	3,157	(89,754)
United Rentals, Inc.(3)	16,917	(1,740,759)
Watsco, Inc.	891	(140,805)
WESCO International, Inc.	1,785	(40,787)

		(6,646,598)

Total Common Stocks (Proceeds $406,926,170)		(382,953,015)

Exchange-Traded Funds (72.9)%
Communication Services Select Sector SPDR Fund	30,964	(1,369,847)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

Investments	Shares	Value
Exchange-Traded Funds
Consumer Staples Select Sector SPDR Fund	42,697	(2,325,706)
Energy Select Sector SPDR Fund	8,128	(236,200)
ETFMG Prime Cyber Security ETF	46,682	(1,665,147)
Industrial Select Sector SPDR Fund	81,999	(4,838,761)
Invesco QQQ Trust, Series 1	88,940	(16,934,176)
iShares 20+ Year Treasury Bond ETF	6,287	(1,037,166)
iShares Expanded Tech-Software Sector ETF	16,510	(3,471,888)
iShares MSCI Eurozone ETF	3,512	(107,151)
iShares MSCI Germany ETF	36,380	(781,442)
iShares Nasdaq Biotechnology ETF	8,582	(924,625)
iShares Russell 2000 ETF	67,641	(7,742,189)
iShares Transportation Average ETF	788	(108,925)
iShares U.S. Home Construction ETF	19,317	(558,841)
iShares U.S. Real Estate ETF	34,994	(2,434,533)
iShares U.S. Technology ETF	37,284	(7,620,477)
Materials Select Sector SPDR Fund	2,283	(102,826)
SPDR S&P 500 ETF Trust	22,562	(5,815,356)
SPDR S&P Biotech ETF	15,551	(1,204,269)
SPDR S&P Homebuilders ETF	7,603	(226,493)
SPDR S&P Retail ETF	91,922	(2,737,437)
SPDR S&P Semiconductor ETF	44,214	(3,712,650)
Technology Select Sector SPDR Fund	9,221	(741,092)
Utilities Select Sector SPDR Fund	187,772	(10,404,447)
VanEck Vectors Semiconductor ETF	64,639	(7,571,812)
WisdomTree Europe Hedged Equity Fund	4,689	(240,264)

Total Exchange-Traded Funds (Proceeds $85,752,480)		(84,913,720)

Total Securities Sold Short (Proceeds $492,678,650)		(467,866,735)

Total Investments, net of securities sold short (Cost $43,568,210) 38.4%		44,749,372
Other assets, less liabilities 61.6%		71,722,552

Net Assets 100.0%		$116,471,924

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	Non-income producing.
(2)	Foreign security.
(3)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of March 31, 2020, is $288,898,307.
(4)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

ETN	Exchange-Traded Note

MLP	Master Limited Partnership

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

March 31, 2020

At March 31, 2020 the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: CNY / Sell: USD	State Street Bank & Trust Co.	Buy	14,600,000	2,063,458	4/30/20	$—	$(4,147)
Buy: GBP / Sell: USD	State Street Bank & Trust Co.	Buy	1,024,000	1,269,159	4/30/20	6,836	—
Buy: CNY / Sell: USD	State Street Bank & Trust Co.	Buy	4,731,000	666,338	4/30/20	963	—
Buy: HKD / Sell: USD	State Street Bank & Trust Co.	Buy	3,358,000	433,000	4/29/20	160	—
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	98,000	108,127	4/30/20	—	(49)
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	464,000	514,334	4/30/20	2,618	—
Buy: USD / Sell: CNY	State Street Bank & Trust Co.	Sell	30,093,000	4,249,223	4/30/20	4,644	—

Total Forward Currency Exchange Contracts						$15,221	$(4,196)

Net unrealized appreciation (depreciation)							$11,025

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Schedule of Investments.

Notes to Schedule of Investments

March 31, 2020 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Security Transactions, Income and Expenses

The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The deposit at broker for shorts on the Statement of Assets and

Notes to Schedule of Investments

March 31, 2020 (unaudited)

Liabilities represents the collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Fund considers deposits at broker for shorts to be restricted cash.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of March 31, 2020, for valuing the Fund’s assets and liabilities.

Notes to Schedule of Investments

March 31, 2020 (unaudited)

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks(1)	$ 493,550,155	$ 3,041,715	$ —	$ 496,591,870
Exchange-Traded Funds	16,014,935	—	—	16,014,935
Right	9,302	—	—	9,302

Total Investments in Securities	509,574,392	3,041,715	—	512,616,107
Derivative Contracts:
Forward Exchange Contracts(2)	—	15,221	—	15,221

Total	$ 509,574,392	$ 3,056,936	$ —	$ 512,631,328

Liabilities:
Securities Sold Short:
Common Stocks(1)	$ (382,953,015)	$ —	$ —	$ (382,953,015)
Exchange-Traded Funds	(84,913,720)	—	—	(84,913,720)

Total Securities Sold Short	(467,866,735)	—	—	(467,866,735)
Derivative Contracts:
Forward Exchange Contracts(2)	—	(4,196)	—	(4,196)

Total	$ (467,866,735)	$ (4,196)	$ —	$ (467,870,931)

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.

(2) Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by the counterparty.

The average notional value of forward currency exchange contracts purchased and sold for the period ended March 31, 2020 was 24,417,488 and 24,842,012, respectively.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Notes to Schedule of Investments

March 31, 2020 (unaudited)

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

Notes to Schedule of Investments

March 31, 2020 (unaudited)

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays the Adviser a monthly management fee at the annual rate of 1.50%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears.

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Fund pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Effective September 1, 2019, the Adviser agrees that it will attempt to manage the Fund’s aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Adviser’s risk metrics, unless otherwise agreed with Somerset in writing. In the event that Somerset, in its sole discretion, wants to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it may do so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the management fee associated with the incremental leverage applicable to Somerset for any quarter (or portion thereof) shall be 0.4375% (i.e., 1.75% per annum) and the incentive fee associated with the incremental leverage applicable to Somerset for any such quarter (or portion thereof) shall be an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans are perpetual, with the interest accrued at the Libor Rate plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2020 through March 31, 2020.

As of March 31, 2020, the loans receivable and related interest are recorded as deductions to net assets on the Statement of Assets and Liabilities.

Type	Amount	Reasons for providing support

The Fund agrees to make revolving loans to Somerset (a Bermuda based, reinsurance company) in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount (Maturities ranging from June 23, 2020 to March 27, 2025).

	$268,339,134 (principal) and $1,015,194 (accrued interest)	The proceeds of the loans shall be used by Somerset to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset.

For the period ended March 31, 2020, the Fund made additional loans with a principal balance of $67,000,000 to the sole shareholder.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

Notes to Schedule of Investments

March 31, 2020 (unaudited)

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder.

8. Subsequent Events

The Fund has performed an evaluation of subsequent events through the date the form N-PORT was filed and has determined that no items received recognition or disclosure.

Since the start of January 2020, the outbreak of coronavirus, which is a rapidly evolving situation, has adversely impacted global commercial activities. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. Management does not believe there is any financial impact to the financial statements as of March 31, 2020 as a result of this subsequent event.

The firm activated its Business Continuity Plan (“BCP”) in March 2020, ahead of both Connecticut and New York State Stay at Home orders. As of now, the firm is operating with little to no disruption in service or connectivity, and the Firm’s BCP incident response team meets regularly to discuss any new or ongoing issues with the continued Stay at Home order. Both the firm’s Management and incident response team have coordinated its operational response based on the firm’s existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices. As such, the firm’s management and BCP incident response continues to actively manage the situation and work with all departments as necessary to attempt to ensure continuity of service as it relates to all aspects of our business.

At this time, it is unknown whether and how global supply chains may be affected if such an epidemic persists for an extended period of time. The firm may incur expenses, delays, or interruption of critical business functions relating to such events outside of our control, which could have a material adverse impact on our investment advisory business including, but not limited to, the financial conditions or prospects of our portfolio companies and the sourcing of new investment opportunities.

Additionally, as part of our normal course of business we assess the operational preparedness of service providers. In the current environment we are in ongoing communication with key service providers in an attempt to ensure that there will be limited disruptions from their perspective to the firms’ workflow due to COVID-19 and to proactively implement contingency plans if needed.